Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 4,453,000,000	$ 4,190,000,000
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	598,000,000	610,000,000
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	1,300,000	900,000
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	255,000,000	252,000,000
Total	$ 3,005,000,000	$ 2,866,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 2,155,000,000	$ 2,088,000,000
Percentage of fair value measurements	72.00%	73.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 32,000,000	$ 26,000,000
Percentage of fair value measurements	1.00%	1.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 563,000,000	$ 500,000,000
Percentage of fair value measurements	19.00%	17.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	8.00%	9.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 7,000,000	$ 7,000,000
Total	$ 598,000,000	$ 610,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 511,000,000	$ 514,000,000
Percentage of fair value measurements	85.00%	85.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 35,000,000	$ 51,000,000
Percentage of fair value measurements	6.00%	8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 45,000,000	$ 38,000,000
Percentage of fair value measurements	8.00%	6.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 0	$ 0
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	2,000,000	3,000,000
Total	$ 1,448,000,000	$ 1,324,000,000
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,123,000,000	$ 1,033,000,000
Percentage of fair value measurements	78.00%	79.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 12,000,000	$ 19,000,000
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 311,000,000	$ 269,000,000
Percentage of fair value measurements	21.00%	20.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	0.00%	0.00%